Trade and other current payables (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Trade and other current payables	$ 324,521,077	$ 306,655,558
Trade and other non-current payables	19,875	26,550
Trade Accounts Payable Withholdings	66,223,983	55,965,962
Trade Accounts Payable Withholdings Non Current	0	0
Suppliers [Member]
Statement [Line Items]
Trade and other current payables	256,222,794	248,608,507
Trade and other non-current payables	0	0
Notes payable [Member]
Statement [Line Items]
Trade and other current payables	2,074,300	2,081,089
Trade and other non-current payables	19,875	26,550
Trade an other current payables [Member]
Statement [Line Items]
Trade and other current payables	258,297,094	250,689,596
Trade and other non-current payables	19,875	26,550
Withholdings payable [Member]
Statement [Line Items]
Trade and other current payables	66,223,983	55,965,962
Trade and other non-current payables	0	0
Total trade and other current payables [Member]
Statement [Line Items]
Trade and other current payables	324,521,077	306,655,558
Trade and other non-current payables	$ 19,875	$ 0